As filed with the Securities and Exchange Commission on or about September 1, 2023

Registration Statement File No. 333-229670
Registration Statement File No. 811-08075

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 7

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 261
(Check appropriate box or boxes.)

Massachusetts Mutual Variable Life Separate Account I

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company
(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111-0001
(Address of Depositor’s Principal Executive Offices)

(413) 788-8411
(Depositor’s Telephone Number, including Area Code)

John E. Deitelbaum
Head of MMUS Law
Massachusetts Mutual Life Insurance Company
1295 State Street
Springfield, Massachusetts 01111-0001
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on pursuant to paragraph (b) of Rule 485
☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on __________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in Apex  VUL®, an individual, flexible premium, adjustable, variable life insurance policy.

PARTS A AND B

The Prospectus dated May 1, 2023 and Statement of Additional Information dated
May 1, 2023 are incorporated into Parts A and B, respectively, of this
Post-Effective Amendment No. 7 by reference to Registrant’s filings under
Rule 485(b) as filed on April 25, 2023.

A supplement dated September 1, 2023 to the Prospectus is included in Part A of this
Post-Effective Amendment No. 7.

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Supplement dated September 1, 2023

to the Prospectus dated May 1, 2023 for:

Apex VUL®

Issued by Massachusetts Mutual Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement amends certain information included in the above-referenced prospectus (“Prospectus”). The changes set forth below are effective March 22, 2024.

Unless otherwise noted below, the information in the Prospectus remains unchanged. The terms used herein have the same meaning as those used in the Prospectus.

The Prospectus is amended as set forth below:

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Important Information You Should Consider About the Apex VUL® Policy

•	The Charges for Early Withdrawals and Transaction Charges rows of the important information You Should Consider About the Apex VUL® Policy table are deleted and replaced with the following:

	FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals

If you surrender the policy, decrease the Face Amount, or the policy lapses in the first ten Policy Years or the first ten years following an increase in the Face Amount, a surrender charge may apply. For the Initial Face Amount, rates are based on the Insured’s issue age, gender, risk class, and coverage year. For each increase in the Face Amount, rates are based on the Insured’s Attained Age, gender, risk class on the effective date of the increase, and coverage year. The surrender charge is the sum of surrender charges for the Initial Face Amount and all Face Amount increases.

For policies issued after March 22, 2024: For a 35-year-old male Insured, non-tobacco user, in the standard risk classification, with an initial premium of $100,000, $1,000,000 Face Amount and no increases in Face Amount, upon surrender in the first Policy Year, a charge of up to $14,730 could be assessed.

For policies issued on or before March 22, 2024: For a 35-year-old male Insured, non-tobacco user, in the standard risk classification, with an initial premium of $100,000, $1,000,000 Face Amount and no increases in Face Amount, upon surrender in the first Policy Year, a charge of up to $11,250 could be assessed.

Fee Tables – Transaction Fees – Surrender Charges Charges and Deductions – Transaction Charges – Surrender Charges Death Benefit – Right to Change the Face Amount

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Transaction Charges

In addition to surrender charges, you also may be charged for other transactions.

Premium Expense Charge. For policies issued after March 22, 2024: We deduct a premium expense charge from each premium you pay. The current and maximum premium expense charge is 4% of each premium payment up to and including the Premium Expense Factor, and 4% of premium over the Premium Expense Factor.

For policies issued on or before March 22, 2024: We deduct a premium expense charge from each premium you pay. The current and maximum premium expense charge is 8% of each premium payment up to and including the Premium Expense Factor, and 7% of premium over the Premium Expense Factor.

Rider Processing Fee. We assess a one-time processing fee of up to $250 (less in some states) when you exercise the Accelerated Death Benefit for Terminal Illness Rider and a fee of $75 when you exercise the Substitute of Insured Rider.

We assess a one-time charge based on the Account Value and Attained Age of the Insured when the Overloan Protection Rider is exercised.

Fee Tables – Transaction Fees Fee Tables – Periodic Charges Other than Annual Fund Operating Expenses Charges and Deductions – Transaction Charges

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Fee Tables

For Policies Issued After March 22, 2024

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium Expense Charge(1)	When you pay premium.		All Coverage Years
		Maximum:	4% of each premium payment up to and including the Premium Expense Factor, and 4% of any premium payment in excess of the Premium Expense Factor.
		Current:	4% of each premium payment up to and including the Premium Expense Factor, and 4% of any premium payment in excess of the Premium Expense Factor.

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Surrender Charges(2)(3)(4)(5) Surrender charges generally apply for the first ten Policy Years and the first ten years following an increase in Face Amount.	Upon surrender, at the time of an elected decrease in Face Amount, or policy lapse.		First Coverage Year
		Maximum:	$3.92-$50.79 per $1,000 of Face Amount
		Current:	$3.92-$50.79 per $1,000 of Face Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(3)(4)(5)(6)	$14.73 per $1,000 of Face Amount

(1)	The Premium Expense Factor referenced in the table is used to determine premium expense charges. For the Initial Face Amount, the Premium Expense Factor is based on the issue age, gender, and risk classification of the Insured. For each increase in the Face Amount, the Premium Expense Factor is based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase. The Premium Expense Factor is shown in the policy; it will be quoted upon request before the policy is issued. Premium Expense Factors for policies issued in New York may vary.

Examples of Premium Expense Factors are shown in the following table. An example of how the factor is used to determine your premium expense charge is located under “Premium Expense Charge” in the “Transaction Fees” sub-section of the “Charges and Deductions” section.

Premium Expense Factors Per $1,000 of Face Amount and Applicable Premium Expense Charges (Assumptions: Non-Tobacco Risk Classifications, Premium Payments of $20 Per $1,000 of Face Amount)
	Male		Female
Charge	Age 35	Age 55	Age 35	Age 55
Premium Expense Factor Per $1,000 of Face Amount	9.56	25.70	7.84	20.70
A: Current and Maximum Premium Expense Charge for premiums up to and including Premium Expense Factor (4%)	$0.38	$0.80	$0.31	$0.80
B: Current and Maximum Premium Expense Charge For Premiums Exceeding Premium Expense Factor (4%)	$0.42	$0.00	$0.49	$0.00
Current and Maximum Premium Expense Charge for the entire $20 premium (A+B)	$0.80	$0.80	$0.80	$0.80

(2)	Maximum and current rates may vary in New York, but will not exceed the maximum rates shown. Please contact your registered representative for additional information.

(3)	For the Initial Face Amount, the rates vary by the Insured’s gender, issue age, risk classification, and year of coverage. For each increase in the Face Amount, the rates are based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase and the year of coverage. The surrender charge is shown in the policy’s specifications pages. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the surrender charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

(4)	Under certain circumstances, the surrender charge may not apply when exchanging this policy for a qualifying non-variable life insurance policy made available by us or one of our insurance affiliates. For additional information, please see “Adjustment to Surrender Charges Endorsement for Internal Replacements” and “Right to Exchange or Convert” in the “Other Benefits Available Under the Policy” section.

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(5)	Surrender charges generally apply for the first ten Policy Years and the first ten years following an increase in Face Amount. They will equal the first year’s surrender charge multiplied by the applicable annual percentage listed in the following table. These percentages vary by issue age and may vary for policies issued in New York.

Coverage Year	%	Coverage Year	%
1	100%	7	0–67%
2	50–100%	8	0–50%
3	6–100%	9	0–33%
4	0–100%	10	0–17%
5	0–100%	11	0%
6	0–83%

(6)	The rates shown for the “representative insured” are first year rates only.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, other than Fund fees and expenses.

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charge:
Insurance Charge(1)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$83.33 per $1,000 of Insurance Risk
		Minimum:	$0.01 per $1,000 of Insurance Risk
		Current:	$0.01-$82.50per $1,000 of Insurance Risk
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(1)(2)	$0.07 per $1,000 of Insurance Risk
Substandard Risk Charge(3)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$83.33 per $1,000 of Insurance Risk
		Current:	$0.0025-$83.33 per $1,000 of Insurance Risk
Administrative Charge(4)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$15 per policy
		Current:	$10 per policy
Asset Charge	Daily	Maximum:	1.25% of the policy’s average daily net assets in the Separate Account
		Current:	0.10% of the policy’s average daily net assets in the Separate Account

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Face Amount Charge(4)(5)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$2.82 per $1,000 of Face Amount
		Current:	$0.00-$1.59 per $1,000 of Face Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(4)(5)	$0.36 per $1,000 of Face Amount
Loan Interest Rate Expense Charge(6)	Reduces the interest we credit on the loaned value. We credit loan interest daily.	Maximum:	1.00% as a percentage of loaned amount
		Current: Policy Years 1 – 10:	0.65% as a percentage of loaned amount
		Policy Years 11+:	0%
Optional Benefit Charges:
Accelerated Death Benefit for Terminal Illness Rider(7)	When you elect an accelerated death benefit payment	Maximum:	$250
		Current:	$100–$250
Overloan Protection Rider(8)	Once, when you elect to exercise the rider	Maximum:	3.20% of Account Value(8)
		Minimum:	1.00% of Account Value(8)
		Representative Insured: Age 80	3.20% of Account Value
Disability Benefit Rider(9)(10)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.00-$0.28 per $1 of Monthly Deduction(11) plus $0.00-$0.04 per $1 of Specified Benefit Amount
		Current:	$0.00-$0.28 per $1 of Monthly Deduction(11) plus $0.00-$0.04 per $1 of Specified Benefit Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(9)(10)	$0.06 per $1 of Monthly Deduction(11) plus $0.02 per $1 of Specified Benefit Amount
Guaranteed Insurability Rider(12)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.03-$0.11 per $1,000 of Option Amount
		Current:	$0.03-$0.11 per $1,000 of Option Amount
		Representative Insured: Male, Age 35 (12)	$0.11 per $1,000 of Option Amount

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Waiver of Monthly Charges Rider(9)(10)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.00-$0.28 per $1 of Monthly Deduction(11)
		Current:	$0.00-$0.28 per $1 of Monthly Deduction(11)
		Representative Insured: Male, Age 35(2)(9)(10)	$0.06 per $1 of Monthly Deduction(11)
Waiver of Specified Premium Rider(9)(10)	Monthly, on the policy’s Monthly Charge Date	Maximum:	The Greater of $0.00-$0.28 per $1 of Monthly Deduction(11) or $0.00-$0.04 per $1 of Specified Monthly Premium Amount
		Current:	The Greater of $0.00-$0.28 per $1 of Monthly Deduction(11) or $0.00-$0.04 per $1 of Specified Monthly Premium Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(9)(10)	The Greater of $0.06 per $1 of Monthly Deduction(11) or $0.02 per $1 of Specified Monthly Premium Amount

(1)

The rates vary by a number of factors including, but not limited to, the Insured’s gender, issue age, risk classification, and year of coverage. The rates may not be representative of the charge that a particular Owner will pay. If you would like information on the insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

The insurance charge rates reflected in this table are for standard risks. The maximum insurance charge rates are based on the 2017 Commissioners’ Standard Ordinary Ultimate, Sex-Distinct, Smoker-Distinct, Age Nearest Birthday Mortality (2017 CSO) Tables. Insurance Risk is a liability of the insurance company and is equal to the difference between the death benefit and the Account Value.

(2)	The rates shown for the “representative insured” are first year rates only.

(3)	Additional mortality fees may be assessed for risks associated with certain health conditions, occupations, aviation, avocations or driving history (i.e., substandard risks). These fees can be in the form of higher rates known as table ratings and/or flat extra charges. Table ratings and flat extra charges are components in the calculation of the insurance charges for the base policy and any applicable monthly rider insurance charges. Substandard risk charges only apply if certain factors result in an Insured having a substandard rating and will be shown in the policy’s specifications pages. Note that the insurance charges, including any table ratings and/or flat extra charges, will not exceed $83.33 per $1,000 of Insurance Risk. For additional information, refer to the “Monthly Charges Against the Account Value” sub-section of the “Charges and Deductions” section of this prospectus.

(4)	Maximum and current rates may vary in New York, but will not exceed the maximum rates shown. Please contact your registered representative for additional information.

(5)	The face amount charge is set at issue for the Initial Face Amount and, for each increase, on the effective date of the increase. The charges will vary by the issue age, gender, and risk classification of the Insured for the Initial Face Amount and, for increases, by the Insured’s Attained Age, gender, and risk classification on the effective date of the increase. The range of face amount charges reflected for coverage years 1–20 simply accounts for the range of issue ages for all potential Insureds. Please see the full range of rates per $1,000 of Face Amount in the table below. The rates shown are for standard risks. Maximum and current rates may vary in New York, but will not exceed the maximum rates shown.

Coverage Year	Maximum Rate	Current Rates
1–2	$2.82	$0.14–$1.59
3–5	$2.44	$0.12–$1.29
6–9	$1.69	$0.09–$1.02
10–20	$1.69	$0.00
21+	$0.00	$0.00
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(6)	We charge interest on policy loans, but we also credit interest on the cash value we hold as collateral on policy loans. The Loan Interest Rate Expense Charge represents the difference (cost) between the loan interest rate charged and the interest credited on loaned amounts. During the first ten Policy Years, the current Loan Interest Rate Expense Charge is 0.65% of the loaned amount and 0.00% of the loaned amount in subsequent Policy Years. The maximum Loan Interest Rate Expense Charge is 1.00% for all Policy Years.

(7)	The fee we deduct may vary by state, but will not exceed $250.

(8)	The charge is assessed once at the time the Overloan Protection Rider is exercised. The applicable percentage of Account Value varies by Attained Age beginning at 75.

(9)	The rates shown are for standard risks and vary by the Insured’s gender and Attained Age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

(10)	For substandard risks, the rates may be increased by a multiple of 1 or 2 times the standard rates shown.

(11)	The policy’s “monthly deduction” is the sum of the following current monthly charges: (a) administrative charge, (b) face amount charge, (c) insurance charge, and (d) any applicable rider charges.

(12)	The rates shown are for standard risks and vary by the Insured’s gender and issue age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

All of the monthly charges listed in the tables above are deducted proportionately from the then current Account Values in the Separate Account and the GPA (unless you direct us to deduct monthly charges from one Separate Account Division or from the GPA). The asset charge is deducted from the assets of the Separate Account only.

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Principal Risks

•	The Principal Risks section adds the following:

Defined Outcome Funds Risk

The Cboe Vest US Large Cap 10% Buffer Strategies VI Fund employs a strategy to provide buffer protection, which includes a capped upside return risk and outcome period risk. The buffer provides limited protection in the event of a market downturn. The fund is divided into twelve segments or tranches. Each tranche is invested in options that have expiration dates approximately one year from the date of purchase. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year (outcome period).

Each buffer strategy has been specifically designed to produce outcomes based upon the returns of a particular reference index (the “Index”) over the duration of the outcome period. Each buffer strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer and less policy and fund fees and expenses. Matching the price return of the Index assumes that the strategy was entered into on the first day of an outcome period by entering into FLEX Options (customizable exchange-traded option contracts) and holding those FLEX Options until the end of the outcome period. At the end of each outcome period, the FLEX Options for that tranche are generally sold or expire, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that approximately every 30 days, one of the buffer strategies will undergo a “reset” of its cap and a refresh of its buffer.

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At any given time, the fund will generally hold one buffer strategy with FLEX Options expiring within one month, a second buffer strategy with FLEX Options expiring within two months, a third buffer strategy with FLEX Options expiring within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the buffer strategies creates diversification of investment time-period and market level (meaning the level of the Index at any given time) compared to the risk of acquiring or disposing of any one buffer strategy at any one time.

Because the fund will increase its position in the buffer strategies in connection with inflows of assets into the fund and during any rebalance, the fund may enter the buffer strategies on days other than the first day of the outcome period. Likewise, the fund will exit some of its position in the buffer strategies in connection with outflows of assets from the fund and during any rebalance, and such disposals typically will not occur on the last day of an outcome period. As a result, the value of the fund’s investment in the buffer strategies may not be buffered against the specified level of decline in the value of the Index and may not participate in a gain in the value of the Index up to the specified level of the cap for the fund’s investment period. At times during the outcome period, the value of the securities in the fund could vary because of related factors other than the level of the Index. Those factors include, but are not limited to, interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index. As a result, the fund may experience investment returns that are very different from those that a single buffer strategy seeks to provide. The fund’s investment strategy is not designed to achieve a specific outcome over a specific holding period. If an investor is not invested from the beginning of an outcome period, the investor may not experience the full benefit of the buffer protection.

The buffer strategies could limit participation of the fund in rising equity markets relative to other funds that are not subject to one or more buffer strategies. There is no guarantee a fund will successfully buffer against reference asset price decreases. This may conflict with your investment objectives by limiting your ability to maximize growth of your Account Value and the value of your guaranteed benefits. This fund has characteristics unlike many other traditional investment products and may not be suitable for all investors. The funds seek to provide a buffer against the first 10% of index price decreases over each outcome period, before policy and fund fees and expenses. The fund, and therefore investors, will bear all Index losses exceeding 10%. There is no guarantee the fund will successfully buffer against Index price decreases. The Buffer is designed to have its full effect only for investors who hold fund shares for an entire outcome period.

For each outcome period, fund performance is subject to a capped upside return risk that represents the maximum percentage return the fund can achieve during the outcome period, before policy and fund fees and expenses. The cap is set on the first day of an outcome period and may increase or decrease from one outcome period to the next. If the Index experiences returns over an outcome period in excess of the cap, the fund will not experience those excess gains. Specified outcomes of the fund may not be achieved, and you may lose some or all of your investment.

Defined Outcome Funds are not guarantees, and unlike such guarantees, are not backed by the General Investment Account of the Company.

For more information on this fund and whether investment in this fund is right for you, please see the fund’s prospectus. This fund is not available for policies issued in New York.

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Charges and Deductions

•	The second paragraph under Premium Expense Charge in the Transaction Charges sub-section of the Charges and Deductions section is deleted and replaced with the following:

For policies issued after March 22, 2024: The current and maximum premium expense charge we deduct is 4% of premium paid up to and including the Premium Expense Factor, and 4% of premium over the Premium Expense Factor.

For policies issued on or before March 22, 2024: The current and maximum premium expense charge we deduct is 8% of premium paid up to and including the Premium Expense Factor, and 7% of premium over the Premium Expense Factor.

•	The example under Premium Expense Charge in the Transaction Charges sub-section of the Charges and Deductions section is deleted and replaced with the following:

Example for policies issued after March 22, 2024:

Assume that you are a 35-year-old male, non-smoker and that your policy has a Face Amount of $200,000. The Premium Expense Factor for your policy is $9.56 per $1,000 of Face Amount or 1,912 (200 x 9.56).

Now assume that you make a premium payment of $1,000. Your maximum premium expense charge is 4% of your premium payment up to and including the policy’s Premium Expense Factor. Since your premium payment is less than the policy’s Premium Expense Factor of 1,912, your maximum premium expense charge will be $40 (4% x $1,000).

If your premium payment had been $2,000, it would have exceeded the Premium Expense Factor by $88 ($2,000 – 1,912). However, the premium expense charge for premium that exceeds the Premium Expense Factor is the same 4% as premium paid up to the Premium Expense Factor, so the premium expense charge would have been $80:

•	4% of $1,912 ($76.48) plus
•	4% of $88 ($3.52).

Example for policies issued on or before March 22, 2024:

Assume that you are a 35-year-old male, non-smoker and that your policy has a Face Amount of $200,000. The Premium Expense Factor for your policy is $9 per $1,000 of Face Amount or 1,800 (200 x 9).

Now assume that you make a premium payment of $1,000. Your maximum premium expense charge is 8% of your premium payment up to and including the policy’s Premium Expense Factor. Since your premium payment is less than the policy’s Premium Expense Factor of 1,800, your maximum premium expense charge will be $80 (8% x $1,000).

If your premium payment had been $2,000, it would have exceeded the Premium Expense Factor by $200 ($2,000 – 1,800). Consequently, your maximum premium expense charge would have been $158:

•	8% of $1,800 ($144) plus
•	7% of $200 ($14).
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•	The fifth and sixth paragraphs under Surrender Charges in the Transaction Charges sub-section of the Charges and Deductions section are deleted and replaced with the following:

For policies issued after March 22, 2024:
Coverage Year	%	Coverage Year	%
1	100%	7	0–67%
2	50–100%	8	0–50%
3	6–100%	9	0–33%
4	0–100%	10	0–17%
5	0–100%	11	0%
6	0–83%

For policies issued on or before March 22, 2024:
Coverage Year	%	Coverage Year	%
1	100%	7	67%
2	94–100%	8	50%
3	89–100%	9	33%
4	84–100%	10	17%
5	79–100%	11	0%
6	74–83%

The annual percentages may vary for policies issued in New York. For all policies, the surrender charge will not exceed $50.79 per $1,000 of Face Amount.

•	The second paragraph under Asset Charge in the Daily Charges Against the Separate Account sub-section of the Charges and Deductions section is deleted and replaced with the following:

For policies issued after March 22, 2024:

•	The maximum charge is 1.25% for all Policy Years;
•	The current charge is 0.10% for all Policy Years.

For policies issued on or before March 22, 2024:

•	The maximum charge is 1.25% for all Policy Years;
•	The current charge is 0.80% in Policy Years 1-10, and drops to 0.40% in Policy Year 11 and later.

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Death Benefit

•	The last sentence of the Suicide sub-section of the Death Benefit section is deleted and replaced with the following:

For policies issued in Colorado, Minnesota, and North Dakota, all references in the provision to “two years” should be replaced with “one year.”

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Additional Benefits

•	The Additional Benefits table is deleted and replaced with the following:

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Terminal Illness Rider	Advances portion of death benefit upon Insured being terminally ill and not expected to live more than 12 months	Standard

•   Eligible payment amount (Eligible Amount) does not include: amounts under riders that do not provide level or increasing coverage for at least two years after acceleration date; and amount payable under accidental death benefit rider.

•   Minimum payment is $25,000.

•   Maximum payment is lesser of 75% of Eligible Amount and $250,000.

•   Death benefit reduced by accelerated amount.

•   Face Amount and Account Value reduced by same percent as decrease in death benefit.

Accelerated Death Benefit for Chronic Illness Rider	Advances portion of death benefit upon Insured being chronically ill (as defined in the rider)	Standard (based on issue age and underwriting)

•   Portion of death benefit used to determine maximum amount accelerated in a twelve-month period (“Eligible Amount”) does not include amount payable under other riders upon death of Insured, or any Face Amount increase, unless increase from Guaranteed Insurability Rider.

•   $10,000 minimum accelerated amount.

•   Maximum accelerated amount is the lesser of 20% of Eligible Amount and $200,000.

•   Limit on maximum lifetime accelerated amount in policy.

•   Death benefit is reduced by accelerated amount.

•   Face Amount and Account Value are reduced by same percentage as death benefit.

•   Accelerated amount limited by minimum Face Amount.

•   Portion of payment first used to reduce Policy Debt.

•   Not available in New York or California.

Overloan Protection Rider	Prevents policy lapse due to Policy Debt by providing a guaranteed paid-up insurance benefit	Optional (This rider is included automatically with the policy if the policy was issued using the Guideline Premium Test.)

Requirements:

•   Policy In Force and at or past 15th  Policy Anniversary.

•   Insured at least Attained Age 75.

•   Account Value at least $100,000.

•   Non-loaned Account Value must be sufficient to pay rider charge (if not, Owner required to repay Policy Debt to exercise rider).

•   Policy issued under Guideline Premium Test.

•   Policy is not and upon exercise of rider will not become a MEC.

•   Policy Debt exceeds specified percentage of Account Value.

•   Amounts that can be withdrawn without federal tax penalty have been withdrawn.

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Exercising rider results in:

•   Change to Option 1 death benefit if not already selected.

•   Face Amount equals Minimum Death Benefit.

•   Loaned Account Value earns interest at loan interest rate.

•   Non-loaned Account Value held in GPA and accrues interest at not less than minimum GPA rate.

•   All other riders terminate.

•   No additional premiums allowed.

•   No further policy loans or repayments, except in NY.

•   No further policy changes, transfers, and withdrawals allowed.

•   Death benefit adjusted and may be reduced to Minimum Death Benefit.

Disability Benefit Rider	Credits specified amount to Account Value and waives monthly charges on specific Monthly Charge Dates while Insured is totally and continuously disabled (as defined in the rider)	Optional

•   Evidence of insurability required to add rider.

•   Monthly credit of specified amount ends day before Insured’s Attained Age 65.

•   Waiver of monthly charges ends day before Insured’s Attained Age 65 if Total Disability began at Insured’s Attained Age 60 or older.

•   Rider not available if Waiver of Monthly Charges Rider or Waiver of Specified Premium Rider added to policy.

Guaranteed Insurability Rider	Provides right to increase Face Amount or purchase new policy without evidence of insurability on specified dates	Optional

•   Evidence of insurability required to add rider.

•   Requires premium payment to increase Face Amount or purchase new policy.

•   Option amount limited to lesser of $125,000 or two times Face Amount of base policy.

Substitute of Insured Rider	Allows for substitution of Insured	Standard

•   Owner must have insurable interest in life of substitute Insured.

•   Both Insured and substitute Insured must be alive on date of substitution.

•   Age of substitute Insured on birthday nearest Policy Date cannot be less than the minimum age or greater than maximum age allowed.

•   Evidence of insurability of substitute Insured required.

•   Payment of premium required if needed to avoid termination.

•   Not available for policies issued after March 22, 2024.

Waiver of Monthly Charges Rider	Waives monthly charges while Insured is totally and continuously disabled (as defined in rider)	Optional

•   Evidence of insurability required to add rider.

•   Rider benefit ends day before Insured’s Attained Age 65, if Total Disability began when Insured was Attained Age 60 or older.

•   Rider not available if Disability Benefit Rider or Waiver of Specified Premium Rider added to policy.

13

Waiver of Specified Premium Rider	Credits Account Value with the greater of (1) specified monthly premium or (2) monthly charges due, while Insured is totally and continuously disabled (as defined in the rider)	Optional

•   Evidence of insurability required to add rider.

•   Rider benefit ends day before Insured’s Attained Age 65, if Total Disability began when Insured was Attained Age 60 or older.

•   If Total Disability began before Insured was Attained Age 60 and continues to Attained Age 65, rider benefit after Age 65 limited to crediting Account Value with monthly charges due.

•   Rider not available if Disability Benefit Rider or Waiver of Monthly Charges Rider added to policy.

Right to Convert to a Whole Life Insurance Policy Endorsement	Allows conversion to whole life policy made available by us or one of our insurance affiliates without evidence of insurability and deduction of surrender charges	Standard (for issue ages 62 and below on policies issued on or before March 22, 2024, and for issue ages 59 and below on policies issued after March 22, 2024)

•   For policies issued after March 22, 2024, conversion available after fifth Policy Anniversary to earlier of 15th  Policy Anniversary or Attained Age 65.

•   For policies issued on or before March 22, 2024, conversion available after second Policy Anniversary to earlier of 10th  Policy Anniversary or Attained Age 65.

•   Conversion not permitted within two years of Face Amount increase or policy reinstatement.

Adjustment to Surrender Charges Endorsement for Internal Replacements	Waives surrender charges in exchange of policy for non-variable life policy made available by us or one of our insurance affiliates	Standard

•   For policies issued after March 22, 2024, the exchange must take place during Policy Year 6 or later.

•   Evidence of insurability required.

•   We reserve the right to require repayment of loans and loan interest.

Adjustment to Surrender Charges Endorsement	Waives surrender charges if policy fully surrendered	Optional

•   Evidence of insurability required to add endorsement.

•   Not available for policies issued for personal use or business cases if annual premium less than $100,000.

•   Not available for policies issued after March 22, 2024.

 Other conditions that must be met:

•   Policy is In Force;

•   Surrender occurs after first five Policy Years;

•   No loans or withdrawals taken under policy; and

•   Policy not assigned after issue.

Portfolio Rebalancing Program	Automatically rebalances Separate Account Divisions to maintain original percent allocation of Account Value	Optional	Cannot use with the Dollar Cost Averaging Program or within 66 days of policy Issue Date.
14

Dollar Cost Averaging Program	Automatically transfers a specific amount of Account Value from a single Separate Account Division to other divisions or the GPA, at set intervals	Optional	Cannot use with the Portfolio Rebalancing Program or within 66 days of policy Issue Date.
Persistency Credit	Automatically applies a percentage-based credit that is added to the policy’s non-loaned Account Value	Standard	Not guaranteed except in NY.

Accelerated Death Benefit for Chronic Illness Rider

•	The last sentence of the Accelerated Death Benefit for Chronic Illness Rider sub-section of the Additional Benefits section is deleted and replaced with the following:

This rider is not available in New York and California.

Substitute of Insured Rider

•	The Substitute of Insured Rider sub-section of the Additional Benefits section adds the following:

This rider is not available for policies issued after March 22, 2024.

Adjustment to Surrender Charges Endorsement (for Internal Replacements)

•	The first paragraph in the Adjustment to Surrender Charges Endorsement (for Internal Replacements) sub-section of the Additional Benefits section adds the following:

For policies issued after March 22, 2024: The exchange must take place during Policy Year 6 or later.

Adjustment to Surrender Charges Endorsement

•	The Adjustment to Surrender Charges Endorsement sub-section of the Additional Benefits section adds the following:

This rider is not available for policies issued after March 22, 2024.

Right to Exchange or Convert

•	The second paragraph in the Right to Exchange or Convert sub-section of the Additional Benefits section is deleted and replaced with the following:

Under the Right to Convert to a Whole Life Insurance Policy Endorsement, the Owner may convert the policy to a new whole life insurance policy make available without providing evidence of insurability, and we will waive surrender charges. The Face Amount of the new policy must equal the total Face Amount of this policy on the conversion date. The entire value of this policy must be converted to the new policy.

•	For policies issued after March 22, 2024: The conversion period begins after the fifth Policy Anniversary and ends on the 15th Policy Anniversary or Attained Age 65, whichever is earlier. This endorsement is automatically included at the time the policy is issued for issue ages 59 and below.

•	For policies issued on or before March 22, 2024: The conversion period begins after the second Policy Anniversary and ends on the tenth Policy Anniversary or Attained Age 65, whichever is earlier. This endorsement is automatically included at the time the policy is issued for issue ages 62 and below.

In addition, no conversion is permitted within the two years following the effective date of a Face Amount increase or reinstatement. An example of the operation of the Right to Convert To a Whole Life Insurance Policy Endorsement is set forth in Appendix H.

15

__________

Loans

•	The first paragraph of the Loan Interest Charged sub-section of the Loans section is deleted and replaced with the following:

For policies issued after March 22, 2024: All Policy Debt is assessed loan interest at a fixed rate of 3%.

For policies issued on or before March 22, 2024: All Policy Debt is assessed loan interest at a fixed rate of 4%.

__________

Appendix A

•	The following fund is added to Appendix A as an investment option for policies issued after March 22, 2024:

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Specialty(6)	Cboe Vest US Large Cap 10% Buffer Strategies VI Fund (Class Y) (7)(8) Adviser: Cboe VestSM Financial LLC Sub-Adviser: N/A	0.80%(*)	__	__	__

(6)       Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.

(7)       Buffer funds employ a strategy to provide buffer protection, which includes a capped upside return risk and an outcome period risk. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds and provide limited protection in the event of a market downturn. This may conflict with your investment objectives by limiting your ability to maximize growth of your Account Value. For more information about the risks associated with buffer funds, please see “Principal Risks – Defined Outcome Funds Risk” in the prospectus.

(8)       The Cboe Vest US Large Cap 10% Buffer Strategies VI Fund is available as an investment option only for policies issued after March 22, 2024. This fund is not available for policies issued in New York.

_______

Appendix H

•	The Hypothetical Example in Appendix H is deleted and replaced with the following:

Hypothetical Example For Policies Issued After March 22, 2024 – Conversion Under the Right to Convert to a Whole Life Insurance Policy Endorsement

Below is an example of converting the policy under this endorsement.

16

Policy details prior to the conversion:

Sex	Male
Risk Class	Non-Tobacco
Issue Age	45
Attained Age	52
Face Amount	$250,000
Planned Annual Premium	$2,500
Account Value	$10,000
Surrender Charge	$2,551
Surrender Value	$7,449

Upon conversion:

•	A new whole life policy is issued with an issue age of 52 and risk class of non-tobacco. Evidence of insurability is not required.

•	The surrender charges on the current variable life policy are waived, and the Account Value of $10,000 is applied as premium to the whole life policy.

•	The whole life premium is less than $10,000, so a combination of base whole life coverage and coverage under an additional life insurance rider is issued so that the total premium is $10,000 and the total coverage amount equals the Face Amount of the current variable life policy.

•	Ongoing premiums after conversion are based on the base policy premium.

	Premium	Face Amount
Base Policy	$7,672	$244,065
Unscheduled Additional Life Insurance	$2,328	$5,935
Total	$10,000	$250,000

Hypothetical Example For Policies Issued On or Before March 22, 2024 – Conversion Under the Right to Convert to a Whole Life Insurance Policy Endorsement

Below is an example of converting the policy under this endorsement.

Policy details prior to the conversion:

Sex	Male
Risk Class	Non-Tobacco
Issue Age	45
Attained Age	50
Face Amount	$250,000
Planned Annual Premium	$2,500
Account Value	$10,000
Surrender Charge	$4,010
Surrender Value	$5,990

17

Upon conversion:

•	A new whole life policy is issued with an issue age of 50 and risk class of non-tobacco. Evidence of insurability is not required.

•	The surrender charges on the current variable life policy are waived, and the Account Value of $10,000 is applied as premium to the whole life policy.

•	The whole life premium is less than $10,000, so a combination of base whole life coverage and coverage under an additional life insurance rider is issued so that the total premium is $10,000 and the total coverage amount equals the Face Amount of the current variable life policy.

•	Ongoing premiums after conversion are based on the base policy premium.

	Premium	Face Amount
Base Policy	$6,870	$241,510
Unscheduled Additional Life Insurance	$3,130	$8,490
Total	$10,000	$250,000

If you have questions about this supplement, or other product questions, you may contact your registered representative, visit us online at www.massmutual.com/contact-us, or call our Administrative Office at (800) 272-2216, 8 a.m.–8 p.m. Eastern Time.

18

PART C
OTHER INFORMATION

Item 30.       Exhibits

Exhibit (a)

Board of Directors of Massachusetts Mutual Life Insurance Company authorizing the establishment of the Separate Account I – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

Exhibit (b)	Not Applicable.
Exhibit (c)	i.

Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

ii.

Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

iii.

Template for Insurance Product Distribution Agreement (version 4/2021) (MML Strategic Distributors, LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-255824 filed April 25, 2023

Exhibit (d)	i.	Form of Flexible Premium Adjustable Variable Life Insurance Policy – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-229670 filed July 2, 2020
	ii.	Form of Accelerated Death Benefit For Terminal Illness Rider – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-229670 filed July 2, 2020
	iii.	Form of Accelerated Death Benefit For Chronic Illness Rider – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-229670 filed July 2, 2020
	iv.	Form of Overloan Protection Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-229670 filed September 6, 2019
	v.	Form of Disability Benefit Rider – Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 18, 2008
	vi.	Form of Guaranteed Insurability Rider – Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 18, 2008
	vii.	Form of Substitute of Insured Rider – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-229670 filed July 2, 2020
	viii.	Form of Waiver of Monthly Charges Rider – Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 18, 2008
	ix.	Form of Waiver of Specified Premium Rider – Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 18, 2008
	x.	Form of Right to Convert to a Whole Life Insurance Policy Endorsement – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-229670 filed July 2, 2020
Exhibit (e)	Form of Application for Individual Life & Disability Insurance – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-229670 filed September 6, 2019
Exhibit (f)	i.

Copy of Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

ii.

By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 – Incorporated by reference to Post- Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

Exhibit (g)	Reinsurance Contracts
	i.	Canada Life Assurance Company

a.

Automatic Quota Share, Facultative and Automatic Excess YRT Reinsurance Agreement effective November 21, 2020 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement No. 333-229670 filed April 27, 2021

	ii.	SCOR Global Life USA Reinsurance Company
a.

Automatic Quota Share, Facultative, Automatic Excess and YRT Reinsurance Agreement effective November 21, 2020 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement No. 333-229670 filed April 27, 2021

Exhibit (h)	i.	Participating, Selling, Servicing Agreements
		a.	AIM Funds (Invesco Funds)
1.

Participation Agreement dated April 30, 2004 with revised Schedule A as of July 6, 2005 (AIM Variable Insurance Funds, A I M Distributors, Inc., and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

				i.	Amendment No. 1 effective as of July 1, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				ii.	Amendment No. 2 effective April 30, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				iii.	Amendment No. 3 effective May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				iv.	Amendment dated May 3, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
2.

Financial Support Agreement dated October 1, 2016 (Invesco Distributors, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

				i.	Amendment No. 1 dated May 24, 2019 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
				ii.	Amendment No. 2 effective April 1, 2022 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-255824 filed April 25, 2023
3.

Administrative Services Agreement dated October 1, 2016 (Invesco Advisers, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		b.	BlackRock Funds
1.

Participation Agreement dated as of February 1, 2017, as amended (BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

				i.	First Amendment effective September 17, 2018 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019
				ii.	Second Amendment effective October 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021
				iii.	Third Amendment effective as of April 1, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
				iv.	Amendment regarding Rules 30e-3 and 498A as of April 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 April 28, 2022
v.

Fourth Amendment effective as of November 1, 2021 adding C.M. Life Insurance Company, as a party – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 April 28, 2022

2.

Administrative Services Agreement dated as of February 1, 2017 (BlackRock Advisors, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

				i.	First Amendment effective September 17, 2018 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019

3.

Distribution & Marketing Support Agreement dated February 1, 2017 (BlackRock Advisors, LLC, Massachusetts Mutual Life Insurance Company, MML Investors Services, LLC and MML Strategic Distributors, LLC – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

i.

First Amendment effective September 17, 2018 to the Distribution & Marketing Support Agreement dated as of February 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019

	4.	Distribution Sub-Agreement dated as of April 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021
c.	Fidelity Funds
1.

Amended and Restated Participation Agreement dated May 22, 2017 (Fidelity® Variable Insurance Products Fund, Fidelity® Variable Insurance Products Fund II, Fidelity® Variable Insurance Products Fund III, Fidelity® Variable Insurance Products Fund IV, Fidelity® Variable Insurance Products Fund V, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

i.

First Amendment dated May 22, 2017 to the Amended and Restated Participation Agreement dated May 22, 2017 – Incorporated by reference to Pre-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

ii.

Amendment dated January 21, 2019 to Schedule A of the Amended and Restated Participation Agreement dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-202684 filed April 25, 2019

		iii.	Amendment dated October 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iv.	Amendment dated March 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
2.

Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

3.

Service Contract dated January 1, 2004 (MML Investors Services, LLC, MML Strategic Distributors, LLC, and MML Distributors, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment dated October 1, 2008 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017
		ii.	Second Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Third Amendment dated November 1, 2018 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
iv.

Fourth Amendment dated September 28, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Registration Statement File No. 333-206438 filed November 15, 2021

	4.	Service Agreement dated October 1, 1999 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017
		i.	Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		ii.	Second Amendment dated December 13, 2017 – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018
		iii.	Third Amendment dated January 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-202684 filed April 28, 2021
d.	Ivy Funds

1.

Participation Agreement dated as of October 25, 2012 (Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021

		i.	First Amendment dated January 18, 2013 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
		ii.	Second Amendment dated June 12, 2015 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Third Amendment dated February 18, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iv.	Fourth Amendment dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		v.	Fifth Amendment dated March 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		vi.	Sixth Amendment effective May 1, 2021 regarding Rules 30e-3 and 498a – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-112626 filed January 27, 2022
vii.

Seventh Amendment dated October 20, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-112626 filed January 27, 2022

2.

Services Agreement dated October 25, 2012 by and among Waddell & Reed, Inc., Massachusetts Mutual Life Insurance Company and MML Distributors, LLC – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

		i.	Amendment No. 1 effective April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		ii.	Amendment No. 2 effective April 15, 2015 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Amendment No. 3 dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
iv.

Amendment No. 4 dated October 20, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-112626 filed January 27, 2022

e.	Janus Aspen Funds (Institutional)
1.

Amended and Restated Participation Agreement dated March 1, 2023 (Janus Aspen Series and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-229670 filed April 25, 2023

2.

Janus Henderson Amended and Restated Administrative Services Letter dated March 1, 2023 (Janus Henderson Investors US LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-229670 filed April 25, 2023

f.	MML Funds
1.

Participation Agreement dated August 15, 2008 (MML Series Investment Fund, American Funds Insurance Series, Capital Research and Management Company, and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

2.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iii.	Third Amendment dated April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		v.	Fifth Amendment dated August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vi.	Sixth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vii.	Seventh Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		viii.	Eighth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020
		ix.	Ninth Amendment dated June 2, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
g.	MML II Funds
1.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iii.	Third Amendment dated as of April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		v.	Fifth Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vi.	Six Amendment dated and effective August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vii.	Seventh Amendment dated and effective November 12, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		viii.	Eighth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ix.	Ninth Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		x.	Tenth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020
		xi.	Eleventh Amendment dated June 2, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
h.	PIMCO Funds
1.

Participation Agreement dated as of April 21, 2006 (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	Amendment No. 1 effective as of June 30, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

			ii.	New Agreements and Amendments dated November 10, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			iii.	Amendment effective as of May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			iv.	Amendment signed March 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-95845 filed April 26, 2017
		2.	Termination Agreement dated November 10, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
3.

Selling Agreement executed on April 26, 2006 (Allianz Global Investors Distributors LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) for Advisor Class Shares of PIMCO Variable Insurance Trust – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

4.

Services Agreement (Trust) for PIMCO Variable Insurance Trust effective as of March 1, 2017 (Pacific Investment Management Company LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) - Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

			i.	Amendment No. 1 dated November 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-150916 filed April 28, 2021
	i.	Vanguard Funds
1.

Participation Agreement dated June 16, 2020 among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020

			i.	Revised Schedule A effective as of September 16, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
			ii.	Revised Schedule A effective as of June 21, 2023 (*)
2.

Defined Contribution Clearance & Settlement Agreement dated June 16, 2020 among The Vanguard Group, Inc. and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020

			i.	Revised Schedule I effective as of September 16, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
			ii.	Revised Schedule I effective as of June 21, 2023 – Incorporated by reference to Initial Registration Statement No. 333-274306 filed September 1, 2023
3.

Networking Agreement dated June 16, 2020 among The Vanguard Group, Inc. and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020

ii.	Shareholder Information Agreements (Rule 22c-2 Agreements)
a.

AIM Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		1.	Amendment No. 1 dated June 30, 2020 – Incorporated by reference to Pre-Effective Amendment 3 to Registration Statement File No. 333-229670 filed October 2, 2020
b.

Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

c.

Ivy Funds Variable Insurance Portfolios Amended and Restated Agreement dated November 13, 2012 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

d.

MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

e.

MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

f.

PIMCO Variable Insurance Trust effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

Exhibit (i)	Not Applicable.
Exhibit (j)	Not Applicable.
Exhibit (k)	Opinion and Consent of Counsel (**)
Exhibit (l)	Not Applicable.
Exhibit (m)	Not Applicable.
Exhibit (n)	i.		Auditor Consents:
• Company Financial Statements (**)
• Separate Account Financial Statements (**)
	ii.	a.	Powers of Attorney (*) for:

•

Roger W. Crandall

•

Mark T. Bertolini

•

Kathleen A. Corbet

•

James H. DeGraffenreidt, Jr.

•

Isabella D. Goren

•

Bernard A. Harris, Jr.

•

Michelle K. Lee

•

Jeffrey H. Leiden

•

Sean Newth

•

Laura J. Sen

•

William T. Spitz

•

H. Todd Stitzer

•

Elizabeth A. Ward

iii.

Resolution Regarding the Rules and Regulations of the Board of Directors dated February 13, 2019 – Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020

Exhibit (o)	Not Applicable.
Exhibit (p)	Not Applicable.
Exhibit (q)

SEC Procedures Memorandum dated September 1, 2023, describing Massachusetts Mutual Life Insurance Company issuance, transfer, and redemption procedures for the Policy – Incorporated by reference to Initial Registration Statement No. 333-274306 filed September 1, 2023

Exhibit (r)	Form of Initial Summary Prospectus *
(*)	Filed herewith
(**)	To be filed by amendment

Item 31.       Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, Director,
Chairman
1295 State Street
Springfield, MA 01111

Mark T. Bertolini, Director
PO Box 20917
700 Columbus Avenue
New York, NY 10025

Jeffrey M. Leiden, Director
15 North Beach Road
Hobe Sound, FL 33455

H. Todd Stitzer, Lead Director
1312 Casey Key Road
Nokomis, FL 34275

Kathleen A. Corbet, Director
49 Cros Ridge Road
New Canaan, CT 06840

James H. DeGraffenreidt, Jr., Director
1340 Smith Avenue, Suite 200
Baltimore, MD 21209

Laura J. Sen, Director
95 Pembroke Street, Unit 1
Boston, MA 02118

Bernard A. Harris, Jr., Director
3333 Allen Parkway, #1709
Houston, Texas 77019

Isabella D. Goren, Director 8030 Acoma Lane Dallas, TX 75252 William T. Spitz, Director 16 Wynstone Nashville, TN 37215 Michelle K. Lee, Director 19952 Moran Lane Saratoga, CA 95070

Principal Officers of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, President and Chief Executive Officer 1295 State Street Springfield, MA 01111	Eric Partlan, Chief Investment Officer 1295 State Street Springfield, MA 01111

Julieta Sinisgalli, Treasurer 1295 State Street Springfield, MA 01111	John Rugel, Head of Operations 1295 State Street Springfield, MA 01111

Michael J. O’Connor, General Counsel 1295 State Street Springfield, MA 01111	Susan Cicco, Head of Human Resources & Employee Experience 1295 State Street Springfield, MA 01111

Elizabeth A. Ward, Chief Financial Officer 1295 State Street Springfield, MA 01111	Sears Merritt, Head of Technology & Experience 1295 State Street Springfield, MA 01111

Dominic Blue, Head of Third-Party Distribution and New Markets 1295 State Street Springfield, MA 01111	Geoffrey Craddock, Chief Risk Officer 1295 State Street Springfield, MA 01111

Paul LaPiana, Head of Brand, Product and Affiliated Distribution 1295 State Street Springfield, MA 01111	Akintokunbo Akinbajo, Corporate Secretary 1295 State Street Springfield, MA 01111

Sean Newth, Senior Vice President and Corporate Controller 1295 State Street Springfield, MA 01111

Item 32.       Persons Controlled by or Under Common Control with the Depositor or the Registrant

– Incorporated by reference to Initial Registration Statement No. 333-274306 filed September 1, 2023

Item 33.       Indemnification

MassMutual directors and officers are indemnified under Article V. of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

Item 34.         Principal Underwriters

(a)

MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies/certificates sold by its registered representatives and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.
MMLIS and MSD either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, and Massachusetts Mutual Variable Life Separate Account II.

(b)	MMLIS and MSD are the principal underwriters for this Policy. The following people are officers and directors of MMLIS and officers and directors of MSD:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address
John Vaccaro	Director, Chief Executive Officer, Chairman of the Board, and Agency Field Force Supervisor	*
Vaughn Bowman	Director and President	*
Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110
Paul LaPiana	Director	*
Sean Newth	Director	*
David Mink	Vice President and Chief Operations Officer	11215 North Community House Rd. Charlotte, NC 28277
Frank Rispoli	Chief Financial Officer and Treasurer	*
Edward K. Duch, III	Chief Legal Officer, Vice President, and Secretary	*
Courtney Reid	Chief Compliance Officer	*
James P. Puhala	Deputy Chief Compliance Officer	*
Michael Gilliland	Deputy Chief Compliance Officer	*

Name	Positions and Offices	Principal Business Address
Thomas Bauer	Chief Technology Officer	*
Anthony Frogameni	Chief Privacy Officer	*
Linda Bestepe	Vice President	*
Daken Vanderburg	Vice President	*
Brian Foley	Vice President	*
Mary B. Wilkinson	Vice President	11215 North Community House Rd. Charlotte, NC 28277
David Holtzer	Field Risk Officer	11215 North Community House Rd. Charlotte, NC 28277
Amy Francella	Assistant Secretary	*
Alyssa O’Connor	Assistant Secretary	*
Pablo Cabrera	Assistant Treasurer	*
Jeffrey Sajdak	Assistant Treasurer	*
Julieta Sinisgalli	Assistant Treasurer	*
Kevin Lacomb	Assistant Treasurer	*
Tricia Cohen	Continuing Education Officer	*
Mario Morton	Registration Manager	*
Kelly Pirrotta	AML Compliance Officer	*
John Rogan	Regional Vice President	*
Michelle Pedigo	Regional Vice President	*

(*)	1295 State Street, Springfield, MA 01111-0001

Directors and Officers of MML Strategic Distributors, LLC

Name	Positions and Offices	Principal Business Address
Dominic Blue	Director and Chairman of the Board	*
Matthew DiGangi	Director, Chief Executive Officer, and President	*
Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110
Sean Newth	Director	*
Frank Rispoli	Chief Financial Officer and Treasurer	*
Edward K. Duch, III	Chief Legal Officer, Vice President, and Secretary	*
James P. Puhala	Vice President and Chief Compliance Officer	*
Vincent Baggetta	Chief Risk Officer	*
Paul LaPiana	Vice President	*
Delphine Soucie	Vice President	*
Alyssa O’Connor	Assistant Secretary	*
Pablo Cabrera	Assistant Treasurer	*
Jeffrey Sajdak	Assistant Treasurer	*
Julieta Sinisgalli	Assistant Treasurer	*
Mario Morton	Registration Manager	*
Kelly Pirrotta	AML Compliance Officer	*
(*)	1295 State Street, Springfield, MA 01111-0001

(c)

Compensation From the Registrant
For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

Item 35.        Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0001.

Item  36.        Management Services

Not Applicable

Item 37.        Fee Representation

REPRESENTATION UNDER SECTION 26(f)(2)(A) OF
THE INVESTMENT COMPANY ACT OF 1940

Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the Apex VUL® (“Apex”) policy described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and the State of North Carolina on this 1st day of September, 2023.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I
(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By	ROGER W. CRANDALL * _________________________________________ Roger W. Crandall President and Chief Executive Officer (principal executive officer) Massachusetts Mutual Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
ROGER W. CRANDALL * ___________________________________ Roger W. Crandall	Director and Chief Executive Officer (principal executive officer)	September 1, 2023
ELIZABETH A. WARD * ___________________________________ Elizabeth A. Ward	Chief Financial Officer (principal financial officer)	September 1, 2023
SEAN NEWTH * ___________________________________ Sean Newth	Corporate Controller (principal accounting officer)	September 1, 2023
MARK T. BERTOLINI * ___________________________________ Mark T. Bertolini	Director	September 1, 2023
KATHLEEN A. CORBET * ___________________________________ Kathleen A. Corbet	Director	September 1, 2023
JAMES H. DEGRAFFENREIDT, JR. * ___________________________________ James H. DeGraffenreidt, Jr.	Director	September 1, 2023
BERNARD A. HARRIS, JR. * ___________________________________ Bernard A. Harris, Jr.	Director	September 1, 2023
MICHELLE K. LEE * ___________________________________ Michelle K. Lee	Director	September 1, 2023

Signature	Title	Date
ISABELLA D. GOREN * ___________________________________ Isabella D. Goren	Director	September 1, 2023
JEFFREY M. LEIDEN * ___________________________________ Jeffrey M. Leiden	Director	September 1, 2023
LAURA J. SEN * ___________________________________ Laura J. Sen	Director	September 1, 2023
WILLIAM T. SPITZ * ___________________________________ William T. Spitz	Director	September 1, 2023
H. TODD STITZER * ___________________________________ H. Todd Stitzer	Director	September 1, 2023
/s/ GARY F. MURTAGH ___________________________________ * Gary F. Murtagh Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Item No.	Exhibit
Item 30.	Exhibit (h)	i.	1.	ii.	Vanguard Funds Revised Schedule A effective as of June 21, 2023
Item 30.	Exhibit (n)	ii.	a.	Powers of Attorney
Item 30.	Exhibit (r)	Form of Initial Summary Prospectus